PROPERTY AND EQUIPMENT, NET (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net [Line Items]
Equipment, gross	$ 9,902	$ 50,795
Less: Accumulated depreciation	(8,347)	(21,196)
Less: Accumulated impairment loss	0	(90)
Equipment, net	1,555	29,509
Building [Member]
Property and equipment, net [Line Items]
Equipment, gross	0	32,002
Computer equipment and application software [Member]
Property and equipment, net [Line Items]
Equipment, gross	8,309	17,733
Furniture and vehicles [Member]
Property and equipment, net [Line Items]
Equipment, gross	540	295
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Equipment, gross	$ 1,053	$ 765